Note 12 - Income Tax (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		$ 586,000	$ 18,000	$ 13,000
Deferred Tax Liability, Withholding Taxes On Repatriation Of Subsidiary Profits		$ 906,000	$ 920,000
Scenario, Forecast [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Cayman Islands [Member]
Effective Income Tax Rate Reconciliation, Tax Credit, Foreign, Percent		0.00%	0.00%	0.00%
Domestic Tax Authority [Member]
Deferred Tax Assets, Tax Credit Carryforwards, Research		$ 5,290,000
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards		228,000
State and Local Jurisdiction [Member]
Deferred Tax Assets, Tax Credit Carryforwards, Research		6,980,000
Operating Loss Carryforwards		$ 489,000